APF II RESI O4B-24A, LLC ABS-15G

Exhibit 99.4 - Schedule 5

Client Name:
Client Project Name:	HOMES 2026-NQM5
Start - End Dates:	12/17/2025 - 7/07/2026
Deal Loan Count:	153

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER110	Loan amount exceeds guideline maximum	1
Credit	Terms/Guidelines	CRDTER113	Loan amount is below guideline minimum	1
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	4
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	3
Credit	DTI	CRDDTI187	Debt Ratio > 50%	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	3
Credit	LTV/CLTV	CRDLTV5736	LTV Exceeds Guideline Requirement by less than 5%	1
Credit	Title	CRDTIL875	Title Does Not Agree With Mortgage	1
Credit	Assets	CRDAST205	Insufficient Funds to Close	1
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	1
Property Valuations	Appraisal	PRVAAPPR237	Appraisal is stale dated without recertification in file	1
Property Valuations	Appraisal	PRVAAPPR3116	Missing updated valuation	1
Property Valuations	Appraisal	PRVAAPPR4789	Appraisal Deficiency	1
Compliance	State Consumer Protection	CMPSTCP2129	XXX Counseling Notice not in file	1
Total				21

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